Employee Benefit Plans (Details)	12 Months Ended
Dec. 31, 2026 USD ($)
Forecast [Member] | Defined Benefit Post-Retirement Plan [Member]
Employee Benefit Plans [Line Items]
Employer contribution amount	$ 211,000